THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 07/20/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 08/14/02.

                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/2001

Check here if Amendment: [ X ]      Amendment number:   [ 1 ]

This Amendment (check only one):
         [ X ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Noesis Corporation
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           28-7694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Vice President and Chief Financial Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  -------------------------------------------
                  Newport Beach, California      July 31, 2002

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                               NOESIS CORPORATION.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 66

Form 13F Information Value Total (thousands): $43,675

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

                                       2



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                                                      FORM 13F

Page    3   of    4                   Name of Reporting Manager: Noesis Corporation
    --------  ---------
Quarter Ended June 30, 2001
                                                        Noesis Corporation
                                                              FORM 13F
                                                            June 29, 2001

                                  Voting Authority
                             --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMETEK INC NEW COM             COM              031100100      290     9500 SH       Sole                     9500
APPLERA CORP COM APPLIED BIOSY COM              038020103      241     9000 SH       Sole                     9000
BANK OF NEW YORK CO INC        COM              064057102      778    16200 SH       Sole                    16200
BEAZER HOMES USA INC           COM              07556q105      483     7600 SH       Sole                     7600
BELLSOUTH CORP                 COM              079860102      246     6100 SH       Sole                     6100
BLACK HILLS CORP               COM              092113109      845    21000 SH       Sole                    21000
CADENCE DESIGN SYSTEMS INC     COM              127387108     1202    64500 SH       Sole                    64500
CANADIAN PACIFIC LTD NEW       COM              135923100      601    15500 SH       Sole                    15500
CARDINAL HEALTH INC            COM              14149y108      759    11000 SH       Sole                    11000
CATERPILLAR INC                COM              149123101     1171    23400 SH       Sole                    23400
CENTERPOINT PROPERTIES TRUST   COM              151895109     1034    20600 SH       Sole                    20600
COLGATE PALMOLIVE CO           COM              194162103      407     6900 SH       Sole                     6900
COMPAQ COMPUTER CORP           COM              204493100     1264    82500 SH       Sole                    82500
CONSECO INC COM                COM              208464107      204    14700 SH       Sole                    14700
DOLE FOOD CO INC               COM              256605106      539    28300 SH       Sole                    28300
DOVER CORP                     COM              260003108      369     9800 SH       Sole                     9800
DUKE ENERGY CORP FORMERLY DUKE COM              264399106     1315    33700 SH       Sole                    33700
EQUITABLE RESOURCES INC        COM              294549100      690    20700 SH       Sole                    20700
FREEPORT MCMORAN COPPER & GOLD COM              35671d857      802    72600 SH       Sole                    72600
GENRAD INC                     COM              372447102      170    28300 SH       Sole                    28300
HAEMONETICS CORP-MASS          COM              405024100      339    11100 SH       Sole                    11100
HELMERICH & PAYNE INC          COM              423452101     1171    38000 SH       Sole                    38000
HOME DEPOT INC COM             COM              437076102      940    20200 SH       Sole                    20200
IDACORP INC                    COM              451107106      241     6900 SH       Sole                     6900
INPUT/OUTPUT INC               COM              457652105      192    15100 SH       Sole                    15100
INTERNATIONAL PAPER CO         COM              460146103     1189    33300 SH       Sole                    33300
INTL GAME TECHNOLOGY           COM              459902102      502     8000 SH       Sole                     8000
KEYSPAN ENERGY                 COM              49337w100     1197    32800 SH       Sole                    32800
KINDER MORGAN INC KANS         COM              49455p101     1105    22000 SH       Sole                    22000
KLM ROYAL DUTCH AIRLINES AMERI COM              482516309      385    21800 SH       Sole                    21800
LOEWS CORP                     COM              540424108      670    10400 SH       Sole                    10400
LOWES COS INC COM              COM              548661107     1320    18200 SH       Sole                    18200
MATSUSHITA ELECTRIC INDUSTRIAL COM              576879209      717    45400 SH       Sole                    45400
MCCLATCHY CO-CL A (FORM MCCLAT COM              579489105      813    20800 SH       Sole                    20800
MDU RES GROUP INC COM          COM              552690109     1120    35400 SH       Sole                    35400
NATIONAL CITY CORP             COM              635405103      231     7500 SH       Sole                     7500
NIKE INC-CL B                  COM              654106103      344     8200 SH       Sole                     8200
NL INDUSTRIES INC NEW          COM              629156407      245    17700 SH       Sole                    17700
NORTEL NETWORKS CORP           COM              656568102      215    23800 SH       Sole                    23800
OAKLEY INC                     COM              673662102      512    27700 SH       Sole                    27700
ONEOK INC NEW                  COM              682680103      333    16900 SH       Sole                    16900
OVERSEAS SHIPHOLDING GROUP INC COM              690368105      519    17000 SH       Sole                    17000
PEPSIAMERICAS INC              COM              71343p200      428    32200 SH       Sole                    32200
PERKINELMER INC                COM              714046109      264     9600 SH       Sole                     9600
RADIAN GROUP INC               COM              750236101     1254    31000 SH       Sole                    31000
RAYTHEON CO COM NEW            COM              755111507     1118    42100 SH       Sole                    42100
RAYTHEON CO-CL B               COM              755111408      855    32200 SH       Sole                    32200
RYLAND GROUP INC               COM              783764103      273     5400 SH       Sole                     5400
SCHERING PLOUGH CORP COM       COM              806605101     1036    28600 SH       Sole                    28600
SEITEL INC NEW                 COM              816074306      369    28200 SH       Sole                    28200
STATE STREET CORP              COM              857477103      539    10900 SH       Sole                    10900
TAUBMAN CENTERS INC            COM              876664103      318    22700 SH       Sole                    22700
TEXAS INSTRUMENTS INC          COM              882508104     1212    38000 SH       Sole                    38000
THERMO ELECTRON CORP           COM              883556102     1356    61600 SH       Sole                    61600
THREE FIVE SYSTEMS INC         COM              88554l108      441    24500 SH       Sole                    24500
TIMBERLAND CO CL A             COM              887100105      525    13300 SH       Sole                    13300
TOMMY HILFIGER CORP-ORD        COM              g8915z102     1140    81400 SH       Sole                    81400
TOYS R US INC                  COM              892335100      557    22500 SH       Sole                    22500
TRIBUNE CO NEW                 COM              896047107      408    10200 SH       Sole                    10200
UNISOURCE ENERGY CORP          COM              909205106      751    32700 SH       Sole                    32700
UNIT CORP                      COM              909218109      601    37900 SH       Sole                    37900
UNIVERSAL CORP-VA              COM              913456109      631    15900 SH       Sole                    15900
WEINGARTEN REALTY INVESTORS SB COM              948741103      346     7900 SH       Sole                     7900
BP AMOCO P L C SPONSORED ADR   ADR              055622104     1012    20300 SH       Sole                    20300
TOTAL FINA S.A. ADS REPSTG 1/2 ADR              89151e109      281     4000 SH       Sole                     4000
TUBOS DE ACERO DE MEXICO SA AD ADR              898592506      250    19800 SH       Sole                    19800
REPORT SUMMARY                 66 DATA RECORDS               43675             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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